Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Company”)

Goldman Sachs & Co. LLC

Wells Fargo Securities, LLC

Deutsche Bank Securities Inc.

(together with the Company, the “Specified Parties”)

Re:  IMT Trust 2017-APTS – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Specified Parties contained in an electronic data file provided to us on June 19, 2017 containing information on 1 mortgage loan and 11 related mortgaged properties (the “Data File”) which we were informed are to be included as collateral in the offering of the IMT Trust 2017-APTS, Commercial Mortgage Pass-Through Certificates, Series 2017-APTS. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Data File” means the electronic data file provided to us by the Company on June 19, 2017 contained data with respect to the respective mortgage loan (“Mortgage Loan”) and the related mortgaged properties (“Mortgaged Properties”).
●	The term “Cut-Off Date” means the payment date in July 2017, as provided by the Company.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
KPMG LLP is a Delaware limited liability partnership and the US member firm of KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

The Company is responsible for the specified attributes identified by the Company in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

2

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

June 19, 2017

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Name	Provided by the Company
Address	Appraisal, Engineering Report
City	Appraisal, Engineering Report
State	Appraisal, Engineering Report
County	Appraisal, Engineering Report
Zip Code	Appraisal, Engineering Report, USPS
General Property Type	Appraisal
Detailed Property Type	Appraisal
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Units, Pads, Rooms, Sq Ft	Underwritten Rent Roll
Unit Description	Appraisal
Original Balance ($)	Loan Agreement
Cut-off Date Balance ($)	Loan Agreement
Allocated Loan Amount ($)	Loan Agreement
% of Initial Pool Balance	Loan Agreement
Pari Passu Split (Y/N)	Loan Agreement, Deed of Trust, Mortgage
Trust Interest Rate (At LIBOR Cap)	Loan Agreement
Margin	Loan Agreement, Deed of Trust, Mortgage
Mortgage Loan Index	Loan Agreement
Assumed LIBOR	Provided by the Company
Float Rate Change Frequency (Mos)	Loan Agreement, Deed of Trust, Mortgage
LIBOR Floor	Loan Agreement, Deed of Trust, Mortgage
Libor Cap After Extension	Loan Agreement
Libor Cap Expiration	Libor Cap Agreement
Libor Cap Counterparty	Libor Cap Agreement
Libor cap Counterparty rating (S&P / MIS / FITCH)	Provided by the Company

A-1

Attribute	Source Document
Trust Annual Debt Service at LIBOR Cap	Loan Agreement
LIBOR Rounding Methodology	Loan Agreement, Deed of Trust, Mortgage
LIBOR Lookback Days	Loan Agreement, Deed of Trust, Mortgage
Extension Options (Yes/No)	Loan Agreement, Deed of Trust, Mortgage
Extension Options (num/mos)	Loan Agreement, Deed of Trust, Mortgage
Extension Spread Increase Description	Loan Agreement, Deed of Trust, Mortgage
Fully Extended Maturity Date	Loan Agreement, Deed of Trust, Mortgage
Fully Extended Amortization Term	Loan Agreement, Deed of Trust, Mortgage
Trust Monthly Payment	Loan Agreement, Deed of Trust, Mortgage
Interest Accrual Method	Loan Agreement, Deed of Trust, Mortgage
Interest Accrual Period	Loan Agreement, Deed of Trust, Mortgage
Origination Date	Loan Agreement, Deed of Trust, Mortgage
First Due Date	Loan Agreement, Deed of Trust, Mortgage
Last IO Due Date	Loan Agreement, Deed of Trust, Mortgage
First P&I Due Date	Loan Agreement, Deed of Trust, Mortgage
Due Date	Loan Agreement, Deed of Trust, Mortgage
Grace Period- Late Fee	Loan Agreement, Deed of Trust, Mortgage
Grace Period- Default	Loan Agreement, Deed of Trust, Mortgage
Amortization Type	Loan Agreement, Deed of Trust, Mortgage
Original Interest-Only Period (Mos.)	Loan Agreement, Deed of Trust, Mortgage
Original Amortization Term (Mos.)	Loan Agreement, Deed of Trust, Mortgage
Maturity Date	Loan Agreement, Deed of Trust, Mortgage
Balloon Balance ($)	Loan Agreement, Deed of Trust, Mortgage
Lockbox	Loan Agreement, Cash Management Agreement
Cash Management	Loan Agreement, Cash Management Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement
DSCR at Trigger Level	Loan Agreement, Cash Management Agreement
Cross-Collateralized (Y/N)	Loan Agreement

A-2

Attribute	Source Document
Crossed Group	Loan Agreement
Lockout Period	Loan Agreement, Deed of Trust, Mortgage
Lockout Expiration Date	Loan Agreement, Deed of Trust, Mortgage
Prepayment Begin Date	Loan Agreement, Deed of Trust, Mortgage
Prepayment End Date	Loan Agreement, Deed of Trust, Mortgage
Open Period Begin Date	Loan Agreement, Deed of Trust, Mortgage
Open Period (Payments)	Loan Agreement, Deed of Trust, Mortgage
Prepayment Type	Loan Agreement, Deed of Trust, Mortgage
Prepayment Provision	Loan Agreement, Deed of Trust, Mortgage
Partially Prepayable without Penalty	Loan Agreement, Deed of Trust, Mortgage
Partially Prepayable without Penalty Description	Loan Agreement, Deed of Trust, Mortgage
Partial Collateral Release Description	Loan Agreement, Deed of Trust, Mortgage
Yield Maintenance Index	Loan Agreement, Deed of Trust, Mortgage
Yield Maintenance Discount	Loan Agreement, Deed of Trust, Mortgage
Yield Maintenance Margin	Loan Agreement, Deed of Trust, Mortgage
Yield Maintenance Calculation Method	Loan Agreement, Deed of Trust, Mortgage
Day of Month Prepayment Permitted	Loan Agreement, Deed of Trust, Mortgage
Due on Sale	Loan Agreement, Deed of Trust, Mortgage
Due on Encumbrance	Loan Agreement, Deed of Trust, Mortgage
Future Debt Allowed?	Loan Agreement, Deed of Trust, Mortgage
Mortgage Assumable?	Loan Agreement, Deed of Trust, Mortgage
Assumption Fee	Loan Agreement, Deed of Trust, Mortgage
Appraiser Designation	Appraisal
Appraisal FIRREA (Y/N)	Appraisal
Appraisal Date	Appraisal
Appraised Value ($)	Appraisal
As Stabilized Appraisal Date	Appraisal
As Stabilized Appraised Value ($)	Appraisal

A-3

Attribute	Source Document
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll
Single Tenant (Y/N)	Underwritten Rent Roll
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Report
Environmental Phase II	Environmental Report
Environmental Phase II Report Date	Environmental Report
PML or SEL (%)	Seismic Report
Seismic Report Date	Seismic Report
Earthquake Insurance Required	Insurance Certificate
Terrorism Insurance Required	Insurance Certificate
Environmental Insurance Required (Y/N)	Insurance Certificate

A-4

Attribute	Source Document
Blanket Insurance Policy (Yes/No)	Insurance Certificate
Lien Position	Title
Ownership Interest	Title
Condominium Present?	Loan Agreement
Ground Lease Y/N	Ground Lease
Annual Ground Lease Payment ($)	Ground Lease
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date after all Extensions	Ground Lease
2014 EGI Date	Underwritten Financial Summary Report
2014 EGI	Underwritten Financial Summary Report
2014 Expenses	Underwritten Financial Summary Report
2014 NOI	Underwritten Financial Summary Report
2014 NCF	Underwritten Financial Summary Report
2015 EGI Date	Underwritten Financial Summary Report
2015 EGI	Underwritten Financial Summary Report
2015 Expenses	Underwritten Financial Summary Report
2015 NOI	Underwritten Financial Summary Report
2015 NCF	Underwritten Financial Summary Report
2016 EGI Date	Underwritten Financial Summary Report
2016 EGI	Underwritten Financial Summary Report
2016 Expenses	Underwritten Financial Summary Report
2016 NOI	Underwritten Financial Summary Report
2016 NCF	Underwritten Financial Summary Report
Most Recent Date (if past 2016)	Underwritten Financial Summary Report
Most Recent # of months	Underwritten Financial Summary Report
Most Recent Description	Underwritten Financial Summary Report

A-5

Attribute	Source Document
Most Recent EGI (if past 2016) ($)	Underwritten Financial Summary Report
Most Recent Expenses (if past 2016) ($)	Underwritten Financial Summary Report
Most Recent NOI (if past 2016) ($)	Underwritten Financial Summary Report
Most Recent NCF (if past 2016) ($)	Underwritten Financial Summary Report
Underwritten EGI ($)	Underwritten Financial Summary Report
Underwritten Expenses ($)	Underwritten Financial Summary Report
Underwritten Net Operating Income ($)	Underwritten Financial Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwritten Financial Summary Report
Underwritten TI / LC ($)	Underwritten Financial Summary Report
Underwritten Other Reserve ($)	Underwritten Financial Summary Report
Underwritten Net Cash Flow ($)	Underwritten Financial Summary Report
Upfront RE Tax Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Upfront Insurance Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement
Upfront Replacement Reserve ($)	Loan Agreement
Ongoing Replacement Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
Upfront TI/LC Reserve ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Upfront Debt Service Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Upfront Environmental Reserve ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Upfront Other Reserve ($)	Loan Agreement

A-6

Attribute	Source Document
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Letter of Credit?	Loan Agreement
Letter of Credit Balance	Loan Agreement
Letter of Credit Description	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Loan Purpose	Settlement Statement
Borrower Name	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement
Sponsor	Loan Agreement, Blackstone Certificate of Limited Partnership
Carve-out Guarantor	Loan Agreement, Guaranty, Blackstone Certificate of Limited Partnership
Recourse	Loan Agreement, Guaranty, Blackstone Certificate of Limited Partnership
Related Group	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Property Manager	Loan Agreement
Prior Securitizations	Provided by the Company
Exit Fee	Loan Agreement, Deed of Trust, Mortgage
Subsidized Housing Programs	Appraisal, Engineering Report, Loan Agreement
Student / Military / Other Concentration? (Y/N)	Appraisal, Engineering Report, Loan Agreement
A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Per Unit ($)	Cut-off Date Balance ($) divided by Units, Pads, Rooms, Sq Ft
Mortgage Loan Rate (%)	The sum of Margin plus Assumed LIBOR.
NCF DSCR at LIBOR cap	Underwritten Net Cash Flow ($) divided by Trust Annual Debt Service at LIBOR Cap
Fully Extended Original Term	Number of payments between and including Fully Extended Maturity Date and First Due Date.
Fully Extended Remaining Term	Fully Extended Original Term minus Seasoning.
Trust Annual Debt Service	Trust Monthly Payment multiplied by twelve.
Remaining Interest-Only Period (Mos.)	Original Interest-Only Period (Mos.) minus Seasoning
Original Term To Maturity (Mos.)	Number of payments between and including Maturity Date and First Due Date.
Remaining Term To Maturity (Mos.)	Original Term to Maturity (Mos.) minus Seasoning.
Remaining Amortization Term (Mos.)	Original Amortization Term (Mos.) minus Seasoning.
Seasoning	Recompute by determining the number of payment dates from and inclusive of First Due Date to and inclusive of Cut-off Date.
Cut-off Date LTV Ratio (%)	Cut-Off Date Balance ($) divided by Appraised Value ($).
LTV Ratio at Maturity (%)	Balloon Balance ($) divided by Appraised Value ($).
Underwritten NOI DSCR (x)	Underwritten Net Operating Income ($) divided by Trust Annual Debt Service.
Underwritten NOI Debt Yield	Underwritten Net Operating Income ($) divided by Cut-Off Date Balance ($).
Underwritten NCF DSCR (x)	Underwritten Net Cash Flow ($) divided by Trust Annual Debt Service.
Underwritten NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Cut-Off Date Balance ($).

B-1

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1